(Losses)/Earnings per Share	12 Months Ended
Dec. 31, 2017
(Losses)/Earnings per Share
(Losses)/Earnings per Share

24. (Losses)/Earnings per Share

(i)    Basic (losses)/earnings per share

        Basic (losses)/earnings per share is calculated by dividing the net (loss)/income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic (losses)/earnings per share.

	Year Ended December 31,
	2017	2016	2015
Weighted average number of outstanding ordinary shares in issue	61,717,171	59,715,173	54,659,315

Net (loss)/income (US$'000)	(22,963)	14,557	10,427
Net income attributable to non-controlling interests (US$'000)	(3,774)	(2,859)	(2,434)
Accretion on redeemable non-controlling interests (US$'000)	—	—	(43,001)

Net (loss)/income for the year attributable to ordinary shareholders of the Company (US$'000)	(26,737)	11,698	(35,008)

(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	(0.43)	0.20	(0.64)

(ii)   Diluted (losses)/earnings per share

        Diluted (losses)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders of the Company, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share-based awards issued by the Company and its subsidiaries using the treasury stock method.

	Year Ended December 31,
	2017	2016	2015
Weighted average number of outstanding ordinary shares in issue	61,717,171	59,715,173	54,659,315
Adjustment for share options and LTIP	—	255,877	—

	61,717,171	59,971,050	54,659,315

Net (loss)/income for the year attributable to ordinary shareholders of the Company (US$'000)	(26,737)	11,698	(35,008)

(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	(0.43)	0.20	(0.64)

        For the years ended December 31, 2017 and 2015, the share options and LTIP awards issued by the Company as well as the preferred shares issued by HMHL were not included in the calculation of diluted losses per share because of their anti-dilutive effect.